Non-controlling interests - NCI components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 9,384	€ 10,756	€ 10,479
Profit attributable to non-controlling interests	1,505	1,588	1,282
NON-CONTROLLING INTEREST	10,889	12,344	11,761	€ 12,236
Santander Consumer USA Holdings Inc.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,652	1,479	1,963
Profit attributable to non-controlling interests	218	368	256
Santander Bank Polska SA [Member]
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,538	1,901	1,653
Profit attributable to non-controlling interests	173	160	148
Grupo PSA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,409	1,305	1,149
Profit attributable to non-controlling interests	232	206	171
Banco Santander (Brasil) S.A
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,114	1,489	1,784
Profit attributable to non-controlling interests	292	288	194
Grupo Financiero Santander Mexico, S.A.B. De C.V. [Member]
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,093	1,056	1,069
Profit attributable to non-controlling interests	216	194	190
Banco Santander - Chile
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,085	1,209	1,204
Profit attributable to non-controlling interests	279	264	215
Grupo Metrovacesa
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period		836	449
Other Companies
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,493	1,481	1,208
Profit attributable to non-controlling interests	95	108	108
Santander UK plc
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 1,280	€ 1,290	€ 753